SHARE CAPITAL - Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options (Details)	12 Months Ended
	Aug. 31, 2023 Share $ / shares	Aug. 31, 2022 Share	Aug. 31, 2021 Share
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	4,793,837	3,666,671	3,808,521
Number of share options exercisable in share-based payment arrangement	2,431,948
Weighted average remaining contractual life of outstanding share options	2 years 8 months 19 days
Options outstanding 1 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	937,000
Number of share options exercisable in share-based payment arrangement	644,778
Exercise price of outstanding share options | $ / shares	$ 6.58
Weighted average remaining contractual life of outstanding share options	2 years 3 months 18 days
Options outstanding 2 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	99,000
Number of share options exercisable in share-based payment arrangement	66,000
Exercise price of outstanding share options | $ / shares	$ 3.9
Weighted average remaining contractual life of outstanding share options	2 years 11 months 8 days
Options outstanding 3 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	42,000
Number of share options exercisable in share-based payment arrangement	14,000
Exercise price of outstanding share options | $ / shares	$ 3.4
Weighted average remaining contractual life of outstanding share options	3 years 21 days
Options outstanding 4 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	601,836
Number of share options exercisable in share-based payment arrangement	666,836
Exercise price of outstanding share options | $ / shares	$ 2.61
Weighted average remaining contractual life of outstanding share options	7 months 9 days
Options outstanding 5 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	21,000
Number of share options exercisable in share-based payment arrangement	7,000
Exercise price of outstanding share options | $ / shares	$ 2.52
Weighted average remaining contractual life of outstanding share options	3 years 6 months
Options outstanding 6 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,113,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 2.37
Weighted average remaining contractual life of outstanding share options	4 years 1 month 2 days
Options outstanding 7 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	1,135,000
Number of share options exercisable in share-based payment arrangement	388,333
Exercise price of outstanding share options | $ / shares	$ 2.32
Weighted average remaining contractual life of outstanding share options	3 years 3 months 14 days
Options outstanding 8 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	200,000
Number of share options exercisable in share-based payment arrangement	0
Exercise price of outstanding share options | $ / shares	$ 2.28
Weighted average remaining contractual life of outstanding share options	4 years 8 months 8 days
Options outstanding 9 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement	645,001
Number of share options exercisable in share-based payment arrangement	645,001
Exercise price of outstanding share options | $ / shares	$ 1.81
Weighted average remaining contractual life of outstanding share options	1 year 3 months 3 days